KENTUCKY MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 4.5%
------------------------------------------------------------------------
     $3,000        Kenton County, (Highland Terrace),
                   (AMT), FHA, 6.95%, 12/1/26                $ 3,264,330
------------------------------------------------------------------------
                                                             $ 3,264,330
------------------------------------------------------------------------
Electric Utilities -- 2.2%
------------------------------------------------------------------------
     $3,500        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $ 1,645,595
------------------------------------------------------------------------
                                                             $ 1,645,595
------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.9%
------------------------------------------------------------------------
     $1,000        Elsmmere, (Courtaulds Pkg, Inc.),
                   Prerefunded to 4/1/05, 6.75%, 4/1/10      $ 1,125,130
      1,200        Florence, Housing Facilities, (Blue
                   Grass Housing), Prerefunded to 7/1/07,
                   7.625%, 5/1/27                              1,437,540
      2,000        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (AMBAC), Prerefunded to
                   11/15/04, 6.75%, 5/15/25(1)                 2,275,660
      1,600        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(2)                                  1,751,232
        545        Russell, Health Systems, Prerefunded to
                   7/1/06, 8.10%, 7/1/15                         659,477
------------------------------------------------------------------------
                                                             $ 7,249,039
------------------------------------------------------------------------
General Obligations -- 4.2%
------------------------------------------------------------------------
     $1,465        Bowling Green, 5.30%, 6/1/19              $ 1,520,919
      1,100        Louisville, 4.50%, 12/1/18                  1,050,632
      1,125        Puerto Rico, 0.00%, 7/1/17                    526,736
------------------------------------------------------------------------
                                                             $ 3,098,287
------------------------------------------------------------------------
Hospital -- 2.0%
------------------------------------------------------------------------
     $1,000        Kentucky Economic Development Finance
                   Authority, (Catholic Health),
                   5.00%, 12/1/27                            $   954,780
        430        Russell, Health Systems, 8.10%, 7/1/15        517,406
------------------------------------------------------------------------
                                                             $ 1,472,186
------------------------------------------------------------------------
Industrial Development Revenue -- 14.7%
------------------------------------------------------------------------
     $2,000        Ashland, Solid Waste Disposal, (Ashland
                   Oil), (AMT), 7.125%, 2/1/22               $ 2,121,280
      3,075        Fulton County, Industrial Building,
                   (Chic Jeans), (AMT), 7.50%, 2/1/10(3)          84,563
      1,500        Hancock County, (Southwire Co.), (AMT),
                   7.75%, 7/1/25                               1,530,510
      1,000        Jefferson County, Pollution Control,
                   (E.I. du Pont de Nemours),
                   6.30%, 7/1/12                               1,075,950
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  600        Kenton County Airport, (Delta Airlines),
                   (AMT), 6.125%, 2/1/22                     $   532,260
        250        Kenton County Airport, (Delta Airlines),
                   (AMT), 7.50%, 2/1/12                          249,150
      1,200        Morgantown, Solid Waste Revenue, (IMCO
                   Recycling, Inc.), (AMT), 7.45%, 5/1/22      1,201,920
      1,500        Perry County, Solid Waste Disposal, (TJI
                   International), (AMT), 6.80%, 5/1/26        1,579,140
        915        Powderly, (KMart Corp.), 6.90%, 3/1/07        567,300
      1,820        Wickliffe, Solid Waste Disposal,
                   (Westvaco Corp.), (AMT), 6.375%, 4/1/26     1,847,882
------------------------------------------------------------------------
                                                             $10,789,955
------------------------------------------------------------------------
Insured-Education -- 4.1%
------------------------------------------------------------------------
     $2,000        Lexington-Fayette Urban County,
                   (University of Kentucky, Alumni
                   Association, Inc.), (MBIA),
                   5.00%, 11/1/18                            $ 2,028,680
      1,000        University of Kentucky, University
                   Consolidated Revenue, (FGIC),
                   5.00%, 5/1/19                               1,008,280
------------------------------------------------------------------------
                                                             $ 3,036,960
------------------------------------------------------------------------
Insured-General Obligations -- 3.3%
------------------------------------------------------------------------
     $1,500        Puerto Rico, (AMBAC), 4.50%, 7/1/23       $ 1,423,890
      1,000        Warren County, (Judicial Office Building
                   and Parks), (AMBAC), 5.20%, 9/1/29          1,016,930
------------------------------------------------------------------------
                                                             $ 2,440,820
------------------------------------------------------------------------
Insured-Hospital -- 8.3%
------------------------------------------------------------------------
     $1,500        Daviess County, (ODCH, Inc.), (MBIA),
                   6.25%, 8/1/22                             $ 1,560,345
        750        Jefferson County, Health Facilities
                   Authority, (Jewish Hospital), (AMBAC),
                   6.55%, 5/1/22                                 770,220
        850        Jefferson County, Health Facilities
                   Authority, (University Medical Center),
                   (MBIA), 5.25%, 7/1/22                         854,310
     11,775        Kentucky EDA, (Norton Healthcare, Inc.),
                   (MBIA), 0.00%, 10/1/27                      2,907,365
------------------------------------------------------------------------
                                                             $ 6,092,240
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 5.1%
------------------------------------------------------------------------
     $1,350        Hardin County, School District Finance
                   Corp., School Building, (FSA),
                   4.75%, 7/1/21                             $ 1,310,823
      1,000        Kentucky Property and Buildings
                   Commission, (FSA), 5.00%, 8/1/21            1,002,570
      1,500        Lexington-Fayette Urban County, (County
                   Detention Center), (FGIC),
                   4.75%, 5/1/24                               1,437,375
------------------------------------------------------------------------
                                                             $ 3,750,768
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.2%
------------------------------------------------------------------------
     $  250        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(2)(4)                              $   249,820
      1,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28           1,000,130
        350        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(4)(5)                                  374,686
------------------------------------------------------------------------
                                                             $ 1,624,636
------------------------------------------------------------------------
Insured-Transportation -- 16.1%
------------------------------------------------------------------------
     $  500        Kenton County Airport, (FSA), (AMT),
                   6.30%, 3/1/15                             $   506,765
      3,000        Kenton County Airport, (MBIA), (AMT),
                   6.30%, 3/1/15                               3,263,610
      1,195        Kenton County Airport, (MBIA), (AMT),
                   6.45%, 3/1/15                               1,323,761
      1,000        Kentucky EDA, (State Turnpike
                   Revitalization), (FGIC), 0.00%, 7/1/10        716,220
      1,000        Louisville and Jefferson County,
                   Regional Airport Authority, (MBIA),
                   (AMT), 5.00%, 7/1/18                          992,770
      1,300        Louisville and Jefferson County,
                   Regional Airport Authority, (MBIA),
                   (AMT), 5.00%, 7/1/25                        1,253,928
      5,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18           2,307,600
      1,500        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 5.00%, 7/1/28           1,500,210
------------------------------------------------------------------------
                                                             $11,864,864
------------------------------------------------------------------------
Insured-Water and Sewer -- 8.8%
------------------------------------------------------------------------
     $  620        Boone-Florence Water Commission, Water
                   Supply System, (FGIC), 5.00%, 12/1/22     $   620,223
      1,500        Boone-Florence Water Commission, Water
                   Supply System, (FGIC), 5.00%, 12/1/27       1,480,845
      1,000        Campbell and Kenton County, District No.
                   1, (FSA), 5.00%, 8/31/31                      985,560
      2,000        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (FGIC), 4.75%, 5/15/28              1,889,320
      1,000        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (FGIC), 5.00%, 5/15/30                982,850
        500        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (MBIA), 5.00%, 5/15/36                488,665
------------------------------------------------------------------------
                                                             $ 6,447,463
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 12.8%
------------------------------------------------------------------------
     $1,000        Jefferson County, (Capital Projects
                   Corp.), 0.00%, 8/15/12                    $   626,440
      4,990        Jefferson County, (Capital Projects
                   Corp.), 0.00%, 8/15/15                      2,603,782
      1,000        Kenton County, (Public Properties
                   Corp.), 5.00%, 3/1/29                         971,850
      1,000        Kentucky Property and Buildings
                   Commission, 5.50%, 11/1/14                  1,090,380
      1,030        Kentucky, League of Cities Funding
                   Trust, Certificates of Participation,
                   6.15%, 8/1/13                               1,123,081
      1,000        Lexington-Fayette Urban County, (County
                   Detention Center), 4.75%, 5/1/20              969,730
      2,000        Owensboro County, Airport Lease, (AMT),
                   5.875%, 6/1/15                              2,031,360
------------------------------------------------------------------------
                                                             $ 9,416,623
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $70,492,264)                             $72,193,766
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                       $ 1,356,639
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $73,550,405
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 54.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.8% to 22.8% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3)  Non-income producing security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002

                                      ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $58,425,870        $37,949,902         $58,374,256        $70,492,264
   Unrealized appreciation                 3,204,725          1,919,398           1,670,299          1,701,502
------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $61,630,595        $39,869,300         $60,044,555        $72,193,766
------------------------------------------------------------------------------------------------------------------
Cash                                     $   720,854        $        --         $        --        $   425,321
Receivable for investments sold                   --          1,020,000                  --                 --
Interest receivable                          738,744            573,332             817,314            937,296
Receivable for daily variation
   margin on open financial futures
   contracts                                  18,396                 --              13,042             14,315
Prepaid expenses                                 297                201                 301                379
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $63,108,886        $41,462,833         $60,875,212        $73,571,077
------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------
Due to bank                              $        --        $    25,240         $     4,385        $        --
Payable to affiliate for Trustees'
   fees                                          300                300                 300                300
Accrued expenses                              19,532             17,264              18,876             20,372
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    19,832        $    42,804         $    23,561        $    20,672
------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $63,089,054        $41,420,029         $60,851,651        $73,550,405
------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $59,898,568        $39,500,631         $59,168,102        $71,874,390
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        3,190,486          1,919,398           1,683,549          1,676,015
------------------------------------------------------------------------------------------------------------------
TOTAL                                    $63,089,054        $41,420,029         $60,851,651        $73,550,405
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002

                                      LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $28,630,098         $82,328,591         $52,103,347            $89,730,962
   Unrealized appreciation
      (depreciation)                        1,398,269             (20,029)          3,311,915              5,279,115
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $30,028,367         $82,308,562         $55,415,262            $95,010,077
---------------------------------------------------------------------------------------------------------------------------
Cash                                      $   768,237         $   448,291         $   311,213            $   209,441
Receivable for investments sold                55,079                  --              45,000                     --
Interest receivable                           386,867             997,063             701,107              1,088,334
Receivable for daily variation
   margin on open financial futures
   contracts                                    9,625              17,062              11,411                 23,250
Prepaid expenses                                  140                 386                 260                    452
---------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $31,248,315         $83,771,364         $56,484,253            $96,331,554
---------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------
Payable for open swap contracts           $        --         $        --         $        --            $    42,441
Payable for when-issued securities          1,430,310                  --                  --                     --
Payable to affiliate for Trustees'
   fees                                           113                 495                 229                    525
Accrued expenses                               16,505              19,695              19,299                 22,262
---------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $ 1,446,928         $    20,190         $    19,528            $    65,228
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $29,801,387         $83,751,174         $56,464,725            $96,266,326
---------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $28,410,505         $83,842,073         $53,141,217            $91,018,794
Net unrealized appreciation
   (depreciation) (computed on the
   basis of identified cost)                1,390,882             (90,899)          3,323,508              5,247,532
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $29,801,387         $83,751,174         $56,464,725            $96,266,326
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002

                                      OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                      $79,538,927           $40,006,416             $44,459,668         $116,807,157
   Unrealized appreciation                3,412,154             1,856,979               2,197,646            6,102,905
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                   $82,951,081           $41,863,395             $46,657,314         $122,910,062
-------------------------------------------------------------------------------------------------------------------------
Cash                                    $        --           $   895,802             $     9,683         $     82,898
Receivable for investments sold              60,000                    --                      --                   --
Interest receivable                       1,007,478               623,770                 610,864            1,736,664
Receivable for daily variation
   margin on open financial futures
   contracts                                     --                14,229                   9,224               26,794
Prepaid expenses                                386                   180                     221                  571
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                            $84,018,945           $43,397,376             $47,287,306         $124,756,989
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased       $ 1,537,836           $   754,914             $        --         $         --
Demand note payable                         100,000                    --                      --                   --
Payable for open swap contracts                  --                    --                      --               63,662
Payable for when-issued securities               --               982,780                      --            4,099,976
Due to bank                                  75,594                    --                      --                   --
Payable to affiliate for Trustees'
   fees                                         512                   375                     885                  600
Accrued expenses                             21,656                16,481                  17,553               22,965
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                       $ 1,735,598           $ 1,754,550             $    18,438         $  4,187,203
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                $82,283,347           $41,642,826             $47,268,868         $120,569,786
-------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals        $78,871,193           $39,782,670             $45,061,848         $114,524,444
Net unrealized appreciation
   (computed on the basis of
   identified cost)                       3,412,154             1,860,156               2,207,020            6,045,342
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                   $82,283,347           $41,642,826             $47,268,868         $120,569,786
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

                                      ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------
Interest                                 $1,772,115          $1,211,090         $ 1,824,774        $ 2,185,836
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $1,772,115          $1,211,090         $ 1,824,774        $ 2,185,836
------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $  100,101          $   51,472         $    98,561        $   133,527
Trustees fees and expenses                    3,947               1,233               3,948              3,948
Legal and accounting services                15,669              15,155              19,187             16,683
Custodian fee                                13,490              14,080              18,701             12,961
Miscellaneous                                 4,447               2,644               2,814              3,467
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $  137,654          $   84,584         $   143,211        $   170,586
------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $       --          $    2,232         $     3,310        $     7,641
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $       --          $    2,232         $     3,310        $     7,641
------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $  137,654          $   82,352         $   139,901        $   162,945
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $1,634,461          $1,128,738         $ 1,684,873        $ 2,022,891
------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   19,469          $  317,913         $   483,103        $   249,671
   Financial futures contracts              (26,698)                 --             (30,874)           (11,958)
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $   (7,229)         $  317,913         $   452,229        $   237,713
------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $ (904,511)         $ (881,486)        $(1,704,952)       $(1,725,087)
   Financial futures contracts              (13,664)                 --              20,440            (24,848)
------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $ (918,175)         $ (881,486)        $(1,684,512)       $(1,749,935)
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $ (925,404)         $ (563,573)        $(1,232,283)       $(1,512,222)
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  709,057          $  565,165         $   452,590        $   510,669
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

                                      LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------
Interest                                   $ 845,180          $ 2,303,169         $ 1,707,379            $ 2,783,691
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                    $ 845,180          $ 2,303,169         $ 1,707,379            $ 2,783,691
---------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                     $  30,051          $   145,197         $    88,369            $   181,412
Trustees fees and expenses                       253                4,091                 726                  4,113
Legal and accounting services                 13,398               16,612              11,712                 17,650
Custodian fee                                 13,703               25,459              18,313                 31,994
Miscellaneous                                  2,702                3,330               3,170                  3,332
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $  60,107          $   194,689         $   122,290            $   238,501
---------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee              $   3,738          $     7,087         $     4,168            $     5,938
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                   $   3,738          $     7,087         $     4,168            $     5,938
---------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                               $  56,369          $   187,602         $   118,122            $   232,563
---------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $ 788,811          $ 2,115,567         $ 1,589,257            $ 2,551,128
---------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)              $  (7,217)         $   280,806         $    59,088            $ 1,064,082
   Financial futures contracts                10,980               49,761             (28,681)                (2,031)
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                          $   3,763          $   330,567         $    30,407            $ 1,062,051
---------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                               $(402,546)         $(1,226,718)        $(1,183,299)           $(2,918,979)
   Financial futures contracts                (3,610)             (70,231)             18,783                 19,711
   Interest rate swap contracts                   --                   --                  --                (24,070)
---------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)             $(406,156)         $(1,296,949)        $(1,164,516)           $(2,923,338)
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $(402,393)         $  (966,382)        $(1,134,109)           $(1,861,287)
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 386,418          $ 1,149,185         $   455,148            $   689,841
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

                                      OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                                $ 2,434,334            $1,178,726             $1,318,474          $ 3,433,629
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                 $ 2,434,334            $1,178,726             $1,318,474          $ 3,433,629
-------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                  $   148,032            $   47,962             $   62,492          $   233,689
Trustees fees and expenses                    1,009                   613                  1,025                5,383
Legal and accounting services                15,046                14,782                 13,000               17,761
Custodian fee                                22,288                14,891                 15,105               26,198
Miscellaneous                                 3,855                 2,241                  2,362                2,970
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                          $   190,230            $   80,489             $   93,984          $   286,001
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee           $     4,455            $    4,776             $    6,439          $     6,062
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                $     4,455            $    4,776             $    6,439          $     6,062
-------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                            $   185,775            $   75,713             $   87,545          $   279,939
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                   $ 2,248,559            $1,103,013             $1,230,929          $ 3,153,690
-------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)           $   350,488            $    7,643             $  221,565          $ 1,525,777
   Financial futures contracts                   --                 4,551                (21,813)              (4,124)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                       $   350,488            $   12,194             $  199,752          $ 1,521,653
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                            $(1,428,685)           $ (554,245)            $ (855,995)         $(3,206,750)
   Financial futures contracts                   --                 4,092                 14,603               20,683
   Interest rate swap contracts                  --                    --                     --              (36,105)
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)          $(1,428,685)           $ (550,153)            $ (841,392)         $(3,222,172)
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS        $(1,078,197)           $ (537,959)            $ (641,640)         $(1,700,519)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $ 1,170,362            $  565,054             $  589,289          $ 1,453,171
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

INCREASE (DECREASE) IN NET ASSETS     ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,634,461        $ 1,128,738         $ 1,684,873        $ 2,022,891
   Net realized gain (loss)                   (7,229)           317,913             452,229            237,713
   Net change in unrealized
      appreciation (depreciation)           (918,175)          (881,486)         (1,684,512)        (1,749,935)
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   709,057        $   565,165         $   452,590        $   510,669
------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 2,966,724        $ 1,723,579         $ 1,708,280        $ 1,629,204
   Withdrawals                            (4,857,975)        (3,530,691)         (4,981,722)        (8,410,530)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(1,891,251)       $(1,807,112)        $(3,273,442)       $(6,781,326)
------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $(1,182,194)       $(1,241,947)        $(2,820,852)       $(6,270,657)
------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------
At beginning of period                   $64,271,248        $42,661,976         $63,672,503        $79,821,062
------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $63,089,054        $41,420,029         $60,851,651        $73,550,405
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

INCREASE (DECREASE) IN NET ASSETS     LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   788,811         $ 2,115,567         $ 1,589,257            $  2,551,128
   Net realized gain                            3,763             330,567              30,407               1,062,051
   Net change in unrealized
      appreciation (depreciation)            (406,156)         (1,296,949)         (1,164,516)             (2,923,338)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   386,418         $ 1,149,185         $   455,148            $    689,841
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 2,070,235         $ 5,890,167         $ 2,900,912            $  2,391,609
   Withdrawals                             (1,810,225)         (6,085,239)         (4,439,727)             (7,839,672)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS       $   260,010         $  (195,072)        $(1,538,815)           $ (5,448,063)
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $   646,428         $   954,113         $(1,083,667)           $ (4,758,222)
---------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------
At beginning of period                    $29,154,959         $82,797,061         $57,548,392            $101,024,548
---------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $29,801,387         $83,751,174         $56,464,725            $ 96,266,326
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

INCREASE (DECREASE) IN NET ASSETS     OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $ 2,248,559           $ 1,103,013             $ 1,230,929         $  3,153,690
   Net realized gain                        350,488                12,194                 199,752            1,521,653
   Net change in unrealized
      appreciation (depreciation)        (1,428,685)             (550,153)               (841,392)          (3,222,172)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $ 1,170,362           $   565,054             $   589,289         $  1,453,171
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $ 4,160,076           $ 3,418,776             $ 2,588,637         $  6,003,774
   Withdrawals                           (6,998,229)           (2,162,457)             (3,278,033)          (8,990,224)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS     $(2,838,153)          $ 1,256,319             $  (689,396)        $ (2,986,450)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $(1,667,791)          $ 1,821,373             $  (100,107)        $ (1,533,279)
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of period                  $83,951,138           $39,821,453             $47,368,975         $122,103,065
-------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                        $82,283,347           $41,642,826             $47,268,868         $120,569,786
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

INCREASE (DECREASE) IN NET ASSETS     ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  3,429,918        $ 2,291,222        $  3,439,559        $  4,131,727
   Net realized gain (loss)                  289,092             (7,330)            (31,213)            528,829
   Net change in unrealized
      appreciation (depreciation)          3,376,827          1,890,452           3,152,295           2,698,559
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  7,095,837        $ 4,174,344        $  6,560,641        $  7,359,115
------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  5,097,055        $ 2,754,558        $  5,977,345        $  5,961,143
   Withdrawals                           (14,575,028)        (6,500,149)        (11,932,414)        (15,207,018)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $ (9,477,973)       $(3,745,591)       $ (5,955,069)       $ (9,245,875)
------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $ (2,382,136)       $   428,753        $    605,572        $ (1,886,760)
------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 66,653,384        $42,233,223        $ 63,066,931        $ 81,707,822
------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 64,271,248        $42,661,976        $ 63,672,503        $ 79,821,062
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

INCREASE (DECREASE) IN NET ASSETS     LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,482,541         $  4,340,685        $  3,244,927           $  5,477,870
   Net realized gain (loss)                  (162,158)            (392,872)           (249,932)             1,120,727
   Net change in unrealized
      appreciation (depreciation)           1,874,088            4,722,053           3,519,540              3,116,946
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 3,194,471         $  8,669,866        $  6,514,535           $  9,715,543
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 3,177,070         $  7,851,478        $  2,439,532           $  6,182,745
   Withdrawals                             (5,657,619)         (15,400,145)        (10,332,252)           (25,366,864)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(2,480,549)        $ (7,548,667)       $ (7,892,720)          $(19,184,119)
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $   713,922         $  1,121,199        $ (1,378,185)          $ (9,468,576)
---------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------
At beginning of year                      $28,441,037         $ 81,675,862        $ 58,926,577           $110,493,124
---------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $29,154,959         $ 82,797,061        $ 57,548,392           $101,024,548
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

INCREASE (DECREASE) IN NET ASSETS     OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  4,511,484          $ 2,022,648             $ 2,448,483         $  6,200,845
   Net realized gain (loss)                 (294,985)            (228,422)                221,699           (1,340,966)
   Net change in unrealized
      appreciation (depreciation)          3,277,277            2,245,484               1,811,652            7,495,393
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  7,493,776          $ 4,039,710             $ 4,481,834         $ 12,355,272
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  6,075,017          $ 6,904,211             $ 5,334,316         $ 11,959,187
   Withdrawals                           (13,330,088)          (6,192,197)             (7,462,352)         (17,987,452)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS     $ (7,255,071)         $   712,014             $(2,128,036)        $ (6,028,265)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS              $    238,705          $ 4,751,724             $ 2,353,798         $  6,327,007
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 83,712,433          $35,069,729             $45,015,177         $115,776,058
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 83,951,138          $39,821,453             $47,368,975         $122,103,065
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                ALABAMA PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ---------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.44%(2)        0.46%       0.49%       0.46%       0.49%        0.50%
   Expenses after custodian
      fee reduction                       0.44%(2)        0.44%       0.48%       0.45%       0.47%        0.49%
   Net investment income                  5.24%(2)        5.31%       5.57%       5.18%       5.21%        5.47%
Portfolio Turnover                           3%             14%          8%         23%         23%          23%
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.15%             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $63,089         $64,271     $66,653     $82,141     $94,777     $102,356
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               ARKANSAS PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.41%(2)        0.39%       0.46%       0.45%       0.44%       0.49%
   Expenses after custodian
      fee reduction                       0.40%(2)        0.37%       0.45%       0.43%       0.43%       0.48%
   Net investment income                  5.44%(2)        5.48%       5.65%       5.25%       5.22%       5.40%
Portfolio Turnover                          10%              9%         14%         24%         13%         17%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.49%             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $41,420         $42,662     $42,233     $50,491     $56,255     $62,686
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.42% to 5.44%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                GEORGIA PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.47%(2)        0.45%       0.49%       0.46%       0.48%       0.49%
   Expenses after custodian
      fee reduction                       0.46%(2)        0.42%       0.47%       0.42%       0.47%       0.47%
   Net investment income                  5.53%(2)        5.47%       5.69%       5.31%       5.29%       5.55%
Portfolio Turnover                           9%              8%         13%         38%         19%         13%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.82%             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $60,852         $63,673     $63,067     $71,220     $87,251     $95,162
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.51% to 5.53%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                KENTUCKY PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ----------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998         1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.45%(2)        0.48%       0.52%       0.49%        0.49%        0.51%
   Expenses after custodian
      fee reduction                       0.43%(2)        0.44%       0.50%       0.47%        0.48%        0.48%
   Net investment income                  5.29%(2)        5.17%       5.75%       5.36%        5.38%        5.56%
Portfolio Turnover                           5%             15%         11%         11%          15%          28%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.74%             --          --          --           --           --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $73,550         $79,821     $81,708     $97,762     $112,635     $123,110
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.27% to 5.29%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               LOUISIANA PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.41%(2)        0.43%       0.39%       0.37%       0.39%       0.40%
   Expenses after custodian
      fee reduction                       0.39%(2)        0.40%       0.35%       0.34%       0.34%       0.38%
   Net investment income                  5.42%(2)        5.28%       5.63%       5.16%       5.25%       5.85%
Portfolio Turnover                           6%             14%         14%         20%         43%         27%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.37%             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $29,801         $29,155     $28,441     $32,668     $36,510     $34,432
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.26% to 5.42%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                MARYLAND PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ----------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998         1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.46%(2)        0.47%       0.51%       0.49%        0.48%        0.48%
   Expenses after custodian
      fee reduction                       0.44%(2)        0.42%       0.49%       0.46%        0.44%        0.45%
   Net investment income                  5.17%(2)        5.30%       5.18%       5.05%        5.11%        5.38%
Portfolio Turnover                          18%             18%          9%         31%          30%          30%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.40%             --          --          --           --           --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $83,751         $82,797     $81,676     $95,223     $105,152     $107,401
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               MISSOURI PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.43%(2)        0.45%       0.49%       0.46%       0.47%       0.47%
   Expenses after custodian
      fee reduction                       0.42%(2)        0.43%       0.48%       0.44%       0.45%       0.46%
   Net investment income                  5.62%(2)        5.65%       5.80%       5.28%       5.31%       5.52%
Portfolio Turnover                           4%              8%          8%         21%         11%          5%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.81%             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $56,465         $57,548     $58,927     $68,264     $74,398     $79,882
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.61% to 5.62%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               NORTH CAROLINA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -------------------------------------------------------------
                                  (UNAUDITED)(1)         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.49%(2)         0.49%        0.52%        0.50%        0.51%        0.52%
   Expenses after custodian
      fee reduction                       0.48%(2)         0.46%        0.49%        0.49%        0.48%        0.50%
   Net investment income                  5.28%(2)         5.34%        5.66%        5.24%        5.31%        5.53%
Portfolio Turnover                          16%              28%          17%           3%          26%          42%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.82%              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $96,266         $101,025     $110,493     $129,330     $152,930     $167,571
--------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.27% yo 5.28%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 OREGON PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ----------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998         1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.46%(2)        0.48%       0.51%       0.48%        0.48%        0.56%
   Expenses after custodian
      fee reduction                       0.45%(2)        0.47%       0.50%       0.47%        0.48%        0.55%
   Net investment income                  5.50%(2)        5.45%       5.63%       5.27%        5.28%        5.46%
Portfolio Turnover                           7%             13%         25%         35%           9%          22%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.51%             --          --          --           --           --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $82,283         $83,951     $83,712     $94,317     $103,755     $113,693
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.47% to 5.50%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            SOUTH CAROLINA PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.40%(2)        0.39%       0.44%       0.43%       0.44%       0.51%
   Expenses after custodian
      fee reduction                       0.38%(2)        0.34%       0.42%       0.40%       0.43%       0.50%
   Net investment income                  5.52%(2)        5.56%       5.77%       5.33%       5.37%       5.59%
Portfolio Turnover                           2%             21%         12%         26%         21%          8%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.45%             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $41,643         $39,821     $35,070     $44,833     $50,117     $53,970
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.48% to 5.52%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               TENNESSEE PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.41%(2)        0.41%       0.44%       0.42%       0.44%       0.43%
   Expenses after custodian
      fee reduction                       0.38%(2)        0.37%       0.42%       0.41%       0.42%       0.42%
   Net investment income                  5.31%(2)        5.39%       5.61%       5.23%       5.20%       5.48%
Portfolio Turnover                          11%             11%          9%         13%         21%          3%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.35%             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $47,269         $47,369     $45,015     $49,407     $53,709     $54,162
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  VIRGINIA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -------------------------------------------------------------
                                  (UNAUDITED)(1)         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.45%(2)         0.49%        0.54%        0.50%        0.52%        0.52%
   Expenses after custodian
      fee reduction                       0.44%(2)         0.47%        0.53%        0.48%        0.50%        0.49%
   Net investment income                  5.32%(2)         5.28%        5.61%        5.26%        5.27%        5.53%
Portfolio Turnover                          19%              39%          23%          17%           8%          25%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.26%              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $120,570         $122,103     $115,776     $137,624     $151,257     $161,658
--------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.31% to 5.32%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective September 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to September 1, 2001, the Portfolios amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of August 31, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN   DECREASE IN
                                                COST OF    NET UNREALIZED
    PORTFOLIO                                 SECURITIES    APPRECIATION
    ---------------------------------------------------------------------
    Alabama                                    $  6,668      $  (6,668)
    Arkansas                                     27,237        (27,237)
    Georgia                                      63,024        (63,024)
    Kentucky                                     20,056        (20,056)
    Louisiana                                   195,353       (195,353)
    Maryland                                     11,981        (11,981)
    Missouri                                     16,133        (16,133)
    North Carolina                               52,943        (52,943)
    Oregon                                       90,485        (90,485)
    South Carolina                               53,993        (53,993)
    Tennessee                                     1,442         (1,442)
    Virginia                                     23,488        (23,488)

   The effect of this change for the six months ended February 28, 2002 was to increase net investment income, increase (decrease) net realized gain (loss), and increase (decrease) net unrealized appreciation (depreciation) by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
    PORTFOLIO                                     INCOME          GAIN       APPRECIATION
    --------------------------------------------------------------------------------------
    Alabama                                      $ 1,539        $   (13)       $ (1,526)
    Arkansas                                       2,441         (8,189)          5,748
    Georgia                                        3,706         (3,258)           (448)
    Kentucky                                       7,582             --          (7,582)
    Louisiana                                     22,841            (89)        (22,752)
    Maryland                                       1,819           (543)         (1,276)
    Missouri                                       1,598             --          (1,598)
    North Carolina                                 6,287         (4,670)         (1,617)
    Oregon                                        11,946           (526)        (11,420)
    South Carolina                                 6,950             --          (6,950)
    Tennessee                                        310           (108)           (202)
    Virginia                                       5,947         (2,600)         (3,347)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolios make semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 28, 2002, the Portfolios paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Alabama                                   $100,101            0.32%
    Arkansas                                    51,472            0.25%
    Georgia                                     98,561            0.32%
    Kentucky                                   133,527            0.35%
    Louisiana                                   30,051            0.21%
    Maryland                                   145,197            0.36%
    Missouri                                    88,369            0.31%
    North Carolina                             181,412            0.38%
    Oregon                                     148,032            0.36%
    South Carolina                              47,962            0.24%
    Tennessee                                   62,492            0.27%
    Virginia                                   233,689            0.39%

 *    Advisory fees paid as a percentage of average daily net assets
      (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 28, 2002, were as follows:

    ALABAMA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,709,998
    Sales                                       2,665,596

    ARKANSAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,278,488
    Sales                                       5,867,240

    GEORGIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,710,868
    Sales                                       9,006,372

    KENTUCKY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,676,894
    Sales                                       7,857,290

    LOUISIANA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,595,817
    Sales                                       1,773,475

    MARYLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $15,956,531
    Sales                                      14,808,579

    MISSOURI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,033,618
    Sales                                       2,263,776

    NORTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $14,933,023
    Sales                                      18,056,754

    OREGON PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 6,724,598
    Sales                                       5,324,432

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    SOUTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,761,272
    Sales                                         994,274
    TENNESSEE PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,805,545
    Sales                                       4,908,678
    VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $26,708,442
    Sales                                      22,642,356

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 28, 2002, as computed on a federal income tax basis, are as follows:

    ALABAMA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 58,417,676
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,546,642
    Gross unrealized depreciation                 (333,723)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,212,919
    ------------------------------------------------------

    ARKANSAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 37,928,413
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,256,236
    Gross unrealized depreciation                 (315,349)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,940,887
    ------------------------------------------------------

    GEORGIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 58,315,280
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,840,711
    Gross unrealized depreciation               (2,111,436)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,729,275
    ------------------------------------------------------

    KENTUCKY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 70,464,626
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,066,949
    Gross unrealized depreciation               (3,337,809)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,729,140
    ------------------------------------------------------

    LOUISIANA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 28,411,993
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,695,132
    Gross unrealized depreciation                  (78,758)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,616,374
    ------------------------------------------------------

    MARYLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 82,337,717
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,329,459
    Gross unrealized depreciation               (4,358,614)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $    (29,155)
    ------------------------------------------------------

    MISSOURI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 52,085,616
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,070,123
    Gross unrealized depreciation                 (740,477)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,329,646
    ------------------------------------------------------

    NORTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 89,676,403
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,352,710
    Gross unrealized depreciation               (1,019,036)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,333,674
    ------------------------------------------------------

    OREGON PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 79,437,022
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,867,615
    Gross unrealized depreciation                 (353,556)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,514,059
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    SOUTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 39,945,473
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,229,040
    Gross unrealized depreciation                 (311,118)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,917,922
    ------------------------------------------------------

    TENNESSEE PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 44,458,024
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,481,643
    Gross unrealized depreciation                 (282,353)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,199,290
    ------------------------------------------------------
    VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $116,780,322
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,873,318
    Gross unrealized depreciation                 (743,578)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,129,740
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 2002, the Oregon Portfolio had a balance outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended February 28, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at February 28, 2002, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    Alabama                         3/02        28 U.S. Treasury Bond     Short          $(14,239)
    ------------------------------------------------------------------------------------------------
    Georgia                         6/02        32 U.S. Treasury Bond     Short          $ 13,250
    ------------------------------------------------------------------------------------------------
    Kentucky                        3/02        30 U.S. Treasury Bond     Short          $(25,487)
    ------------------------------------------------------------------------------------------------
    Louisiana                       3/02        14 Municipal Bond         Short          $ (8,834)
                                    6/02        14 U.S. Treasury Bond     Short          $  1,447
    ------------------------------------------------------------------------------------------------
    Maryland                        3/02        42 U.S. Treasury Bond     Short          $(70,870)
    ------------------------------------------------------------------------------------------------
    Missouri                        6/02        28 U.S. Treasury Bond     Short          $ 11,593
    ------------------------------------------------------------------------------------------------
    North Carolina                  6/02        35 Municipal Bond         Short          $  7,447
                                    6/02        33 U.S. Treasury Bond     Short          $  3,411
    ------------------------------------------------------------------------------------------------
    South Carolina                  6/02        36 U.S. Treasury Bond     Short          $  3,177
    ------------------------------------------------------------------------------------------------
    Tennessee                       6/02        23 U.S. Treasury Bond     Short          $  9,374
    ------------------------------------------------------------------------------------------------
    Virginia                        6/02        59 U.S. Treasury Bond     Short          $  6,099

   At February 28, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At February 28, 2002, the North Carolina Portfolio and Virginia Portfolio have entered into interest rate swap agreements with Morgan Stanley Capital Services, Inc. whereby the Portfolios make semi-annual payments at a fixed rate equal to 4.768% on the notional amount of $2,000,000 and $3,000,000, respectively. In exchange, the Portfolios receive semi-annual floating payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contracts, which terminate May 1, 2022, are recorded as a payable for open swap contracts of $42,441 and $63,662, respectively, on February 28, 2002.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Alabama, Kentucky, and Maryland
Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio Manager
of Louisiana, North Carolina,
and Virginia Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of Georgia, Missouri, and Tennessee
Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager
of Arkansas and Oregon Municipals
Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant